       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON JULY 16, 2012.
                                                            FILE NOS. 333-178853
                                                                       811-08810
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER

                             THE SECURITIES ACT OF 1933

                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 3                        [X]


                                     and/or

                             REGISTRATION STATEMENT
                              UNDER THE INVESTMENT

                                 COMPANY ACT OF 1940

                                   Amendment No. 3                               [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                  ------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                               (Name of Depositor)

                           ONE WORLD FINANCIAL CENTER
                               200 LIBERTY STREET
                            NEW YORK, NEW YORK 10281
              (Address of Depositor's Principal Offices) (Zip Code)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786


                         AMERICAN HOME ASSURANCE COMPANY
                               (Name of Guarantor)

                                175 WATER STREET
                               NEW YORK, NY 10038
              (Address of Guarantor's Principal Offices) (Zip Code)

        GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 770-7000


                             MALLARY L. REZNIK, ESQ.
                     C/O SUNAMERICA RETIREMENT MARKETS, INC.
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6121
 (Name and Address of Agent for Service for Depositor, Registrant and Guarantor)


Approximate Date of Proposed Public Offering: Continuous.
It is proposed that this filing will become effective:
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on July 16, 2012 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) Units of interest in FS Variable Separate Account of The United States Life Insurance Company in the City of New York under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT

                              PART A -- PROSPECTUS

Incorporated by reference to the Prospectus as filed under Form N-4, Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940, File Nos. 333-178853 and 811-08810, filed on April 30, 2012, Accession No. 0000950123-12-007268.


A supplement dated July 16, 2012 to the Prospectus is included in Part A of this Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 3 under the Investment Company Act of 1940, File Nos. 333-178853 and 811-08810.

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940, File Nos. 333-178853 and 811-08810, filed on April 30, 2012, Accession No. 0000950123-12-
007268.

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
            Polaris Platinum II Variable Annuity dated April 30, 2012
                Polaris II Variable Annuity dated April 30, 2012
            Polaris Choice III Variable Annuity dated April 30, 2012

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          FS VARIABLE SEPARATE ACCOUNT
            Polaris Choice III Variable Annuity dated April 30, 2012

                 SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

--------------------------------------------------------------------------------

The date of the prospectuses is hereby changed to July 16, 2012. All references in the prospectus to the date of the Statement of Additional Information are hereby changed to July 16, 2012.

The following Variable Portfolio is available as an investment option:

Variable Portfolio:                    Managed by:                         Trust:                    Asset Class:
-------------------                    ---------------------------------   -----------------------   ------------
SunAmerica Dynamic Strategy Portfolio  SunAmerica Asset Management Corp.   SunAmerica Series Trust   BALANCED
                                       and AllianceBernstein L.P.


The following disclosure regarding the SunAmerica Dynamic Strategy Portfolio is added to the INVESTMENT OPTIONS section of the prospectus:

       SAAMCo is the investment adviser of the SunAmerica Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of the Dynamic Strategy Portfolio. The Dynamic Strategy Portfolio invests part of its assets as a Fund-of-Funds that in turn invest in Underlying Portfolios of the SAAMCo Managed Trusts.

       The Dynamic Strategy Portfolio has an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, the Dynamic Strategy Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadviser. The formula used by the Subadviser may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment adviser and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. Please see the SunAmerica Series Trust prospectus and Statement of Additional Information for details.

The SunAmerica Dynamic Strategy Portfolio is added to the OPTIONAL LIVING BENEFITS section of the prospectus for the following Variable Annuities:

     - If you purchased Polaris Choice III and elected either the SunAmerica Income Plus or SunAmerica Income Builder living benefit, the SunAmerica Dynamic Strategy Portfolio is added as an additional investment option under "Are there investment requirements if I elect SunAmerica Income Plus and SunAmerica Income Builder?" specifically under Flexible Allocation Option 2 and Flexible Allocation -- Build-Your-Own Option 4 Investment Group B Equity.

     - If you purchased Polaris Choice III and elected the MarketLock For Life living benefit, the SunAmerica Dynamic Strategy Portfolio is added as an additional investment option under "Are there investment requirements if I elect MarketLock For Life?" specifically under Investment Requirement Option 2 and Option 4 Investment Group B Equity.

     - If you purchased Polaris Choice III or Polaris Platinum II and elected either the MarketLock Income Plus and MarketLock For Life Plus living benefit, the SunAmerica Dynamic Strategy Portfolio is added as an additional investment option under "Are there investment requirements if I elect MarketLock Income Plus or MarketLock For Life Plus?" specifically under Investment Requirement Option 3 and if applicable, Option 4 Investment Group B Equity.

     - If you purchased Polaris Platinum II and elected the MarketLock For Life living benefit, the SunAmerica Dynamic Strategy Portfolio is added as an additional investment option under "Are there investment requirements if I elect MarketLock For Life?" specifically under Investment Requirement Option 3 and Option 4 Investment Group B Equity.

Date: July 16, 2012

                Please keep this Supplement with your Prospectus

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
            Polaris Platinum II Variable Annuity dated April 30, 2012
                Polaris II Variable Annuity dated April 30, 2012
            Polaris Choice III Variable Annuity dated April 30, 2012

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          FS VARIABLE SEPARATE ACCOUNT
            Polaris Choice III Variable Annuity dated April 30, 2012

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

The date of the Statement of Additional Information for these variable annuities is hereby changed to July 16, 2012.






Date: July 16, 2012

         Please keep this Supplement with your Statement of Information

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements of FS Variable Separate Account and financial statements of The United States Life Insurance Company in the City of New York are incorporated by reference to Form N-4, Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940, File Nos. 333-178841 and 811-08810, filed on April 30, 2012, Accession
No. 0000950123-12-007282:


FS Variable Separate Account Financial Statements:
     -   Report of Independent Registered Public Accounting Firm
     -   Statements of Assets and Liabilities, December 31, 2011
     -   Schedules of Portfolio Investments, December 31, 2011
     -   Statements of Operations, for the year ended December 31, 2011
     -   Statements of Changes in Net Assets, for the year ended December 31,
         2011
     - Statements of Changes in Net Assets, for the year ended December 31, 2010, except as indicated
     -   Notes to Financial Statements

The United States Life Assurance Company in the City of New York Financial
Statements:
     -   Report of Independent Registered Public Accounting Firm
     -   Balance Sheets -- December 31, 2011 and 2010
     -   Statements of Income -- Years Ended December 31, 2011, 2010 and 2009
     - Statements of Comprehensive Income -- Years Ended December 31, 2011, 2010 and 2009
     - Statements of Shareholder's Equity -- Years Ended December 31, 2011, 2010 and 2009
     -   Statements of Cash Flows -- Years Ended December 31, 2011, 2010 and
         2009
     -   Notes to Financial Statements



The following statutory financial statements of American Home Assurance Company are incorporated by reference to Form N-4, Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940, File Nos. 333-178853 and 811-08810, filed on April 30, 2012, Accession
No. 0000950123-12-007268:


American Home Assurance Company Financial Statements:
     -   Report of Independent Auditors
     - Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2011 and 2010
     - Statutory Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2011, 2010 and 2009
     - Statutory Statements of Cash Flow for the years ended December 31, 2011, 2010 and 2009
     -   Notes to Statutory Basis Financial Statements

(b) Exhibits


(1)   Resolutions Establishing Separate Account.................................    2
(2)   Custody Agreements........................................................    Not Applicable
(3)   (a)  Form of Distribution Agreement.......................................    17
      (b)  Form of Selling Agreement............................................    17
(4)   (a)  Form of Polaris Choice Individual Annuity Certificate................    3
      (b)  Form of Maximum Anniversary Value Optional Death Benefit
           Endorsement..........................................................    3
      (c)  Form of IRA Endorsement..............................................    3
      (d)  Form of Optional Minimum Withdrawal Benefit Maximum Anniversary Value
           Rider................................................................    6
      (e)  Form of Optional Guaranteed Minimum Withdrawal Benefit For Two Lives
           Rider................................................................    6
      (f)  Form of Polaris Choice III Variable Annuity Contract.................    7
      (g)  Form of Maximum Anniversary Value Optional Death Benefit
           Endorsement..........................................................    7
      (h)  Form of Nursing Home Rider...........................................    7
      (i)  Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement...    9
      (j)  Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement...    9
      (k)  Form of Extended Legacy Program Guide................................    15
      (l)  Merger Endorsement...................................................    17
(5)   Annuity Application Specimen Contract.....................................    3
(6)   Corporate Documents
      (a)  Copy of the Bylaws of The United States Life Insurance Company in the
           City of New York, Amended and Restated December 14, 2010.............    16
(7)   Reinsurance Contract......................................................    Not Applicable

(8)   Material Contracts
      (a)  Anchor Series Trust Fund Participation Agreement.....................    20
      (b)  SunAmerica Series Trust Fund Participation Agreement.................    20
      (c)  Van Kampen Life Investment Trust Fund Participation Agreement........    1
      (d)  Lord Abbett Series Fund, Inc. Fund Participation Agreement...........    20
      (e)  Columbia Funds Variable Insurance Trust I Fund Participation
           Agreement............................................................    11
      (f)  American Funds Insurance Series Fund Participation Agreement.........    1
      (g)  Form of Amendment to Franklin Templeton Variable Insurance Products
           Trust Fund Participation Agreement...................................    17
      (h)  Principal Variable Contract Fund, Inc. Fund Participation Agreement..    8
      (i)  American Funds Insurance Series and SunAmerica Series Trust Master-
           Feeder Fund Participation Agreement..................................    10
      (j)  Franklin Templeton Variable Insurance Products Trust Fund
           Participation Agreement..............................................    13
      (k)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund
           Participation Agreement..............................................    14
      (l)  Form of Letter of Consent to Assignment of Fund Participation
           Agreement............................................................    17
      (m)  Seasons Series Trust Fund Participation Agreement....................    20
(9)   (a)  Opinion of Counsel and Consent of Depositor..........................    18
      (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to
           American Home Assurance Company......................................    5
(10)  Consents..................................................................    Filed Herewith
(11)  Financial Statements Omitted from Item 23.................................    Not Applicable
(12)  Initial Capitalization Agreement..........................................    Not Applicable
(13)  Other
      (a)  Power of Attorney -- The United States Life Insurance Company in the
           City of New York Directors...........................................    19
      (b)  Power of Attorney -- American Home Assurance Company Directors.......    Filed Herewith
      (c)  General Guarantee Agreement by American Home Assurance Company.......    4
      (d)  Notice of Termination of Guarantee as Published in the Wall Street
           Journal on December 28, 2007.........................................    12
      (e)  Capital Maintenance Agreement of American International Group, Inc...    17
      (f)  Agreement and Plan of Merger including the Charter of The United
           States Life Insurance Company in the City of New York................    17



--------


1 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment No. 20, File Nos. 033-85014 and 811-08810, filed November 27, 2002, Accession No. 0000950148-02-002786.



2 Incorporated by reference to Initial Registration Statement to File Nos. 333-102137 and 811-08810, filed December 23, 2002, Accession No. 0000898430-02-
   004616.



3 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-102137 and 811-08810, filed August 14, 2003 Accession No. 0001193125-03-036541.



4 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-102137 and 811-08810, filed August 12, 2005, Accession No. 0000950129-05-008162.



5 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment No. 7, File Nos. 333-102137 and 811-08810, filed October 21, 2005, Accession No. 0000950129-05-009958.



6 Incorporated by reference to Post-Effective Amendment No. 8 and Amendment No. 9, File Nos. 333-102137 and 811-08810, filed May 1, 2006, Accession No.
   0000950129-06-004651.



7 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 11, File Nos. 333-102137 and 811-08810, filed on September 21, 2006,
   Accession No. 0000950124-06-005436.



8 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 12, File Nos. 333-102137 and 811-08810, filed December 12, 2006,
   Accession No. 0000950124-06-007506.



9 Incorporated by reference to Post-Effective Amendment No. 12 and Amendment No. 13, File Nos. 333-102137 and 811-08810, filed on February 13, 2007,
   Accession No. 0000950148-07-000033.



10 Incorporated by reference to Post-Effective Amendment No. 13 and Amendment
   No. 14, File Nos. 333-102137 and 811-08810, filed on April 30, 2007,
   Accession No. 0000950124-07-002498.



11 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   146429 and 811-08810, filed on October 1, 2007, Accession No. 0000950148-07-
   000244.



12 Incorporated by reference to Post-Effective Amendment No. 15 and Amendment
   No. 16, File Nos. 333-102137 and 811-08810, filed on January 31, 2008,
   Accession No. 0000950148-08-000027.

13 Incorporated by reference to Post-Effective Amendment No. 16 and Amendment
   No. 17, File Nos. 333-102137 and 811-08810, filed on April 30, 2008,
   Accession No. 0000950148-08-000112.



14 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
   7, File Nos. 333-146491 and 811-08810, filed on August 26, 2010, Accession No. 0000950123-10-081251.



15 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-172004 and 811-08810, filed on April 27, 2011, Accession No. 0000950123-11-040083.



16 Incorporated by reference to Post-Effective Amendment 1 and Amendment No. 2,
   File Nos. 333-171493 and 811-04865-01, filed on May 2, 2011, Accession No.
   0001193125-11-120900.



17 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   178841 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-
   104741.



18 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   178853 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-
   104769.



19 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
   2, File Nos. 333-178842 and 811-08810, filed on April 30, 2012, Accession No. 0000950123-12-007275.



20 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No.
   3, File Nos. 333-178842 and 811-08810, filed on July 13, 2012.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                                    POSITIONS AND OFFICES WITH DEPOSITOR
NAMES AND PRINCIPAL BUSINESS        THE UNITED STATES LIFE INSURANCE COMPANY IN THE
ADDRESS                             CITY OF NEW YORK
----------------------------        --------------------------------------------------
Jay S. Wintrob(1).............      Director, Chairman, President and Chief Executive
                                    Officer
Bruce R. Abrams(2)............      Director, Divisional President
Michael J. Akers(3)...........      Director, Executive Vice President and Chief
                                    Financial Officer
William J. Carr(4)............      Director
Mary Jane B. Fortin(5)........      Director, Divisional President
William J. Kane(6)............      Director
H. Thomas McMeekin(7).........      Director, Chief Investment Officer
Scott H. Richland(8)..........      Director
W. Lawrence Roth(9)...........      Director
Jana W. Greer(10).............      Divisional President
Steven D. Anderson(5).........      Senior Vice President and Assistance Controller
Robert M. Beuerlein(3)........      Senior Vice President and Chief and Appointed
                                    Actuary
Don W. Cummings(3)............      Senior Vice President and Controller
N. Scott Gillis(10)...........      Senior Vice President and Treasurer
Glen D. Keller(4).............      Senior Vice President
Christine A. Nixon(1).........      Senior Vice President and Chief Legal Officer
Stephen J. Stone(10)..........      Senior Vice President
Edward F. Bacon(3)............      Vice President
Gavin d. Friedman(1)..........      Vice President
Richard L. Gravette(3)........      Vice President and Assistant Treasurer
Julie Cotton Hearne(5)........      Vice President and Secretary
Sharla A. Jackson(5)..........      Vice President
W. Larry Mask(5)..............      Vice President, Real Estate Investment Officer &
                                    Assistant Secretary
T. Clay Spires(3).............      Vice President and Tax Officer
William P. Hayes(2)...........      Chief Compliance Officer
Becky A. Strom(3).............      Privacy and Anti-Money Laundering Officer
Larry Blews(3)................      Chief Compliance Officer, 38a-1
Debra L. Herzog(2)............      Assistant Secretary
Virginia N. Puzon(1)..........      Assistant Secretary
M. Carmen Rodriguez(2)........      Assistant Secretary

SunAmerica Retirement Markets Divisional Officers:
Jana W. Greer.................      President of SunAmerica Retirement Markets, A
                                    Division of US Life
Edwin R. Raquel(10)...........      Senior Vice President
Mallary L. Reznik(10).........      Senior Vice President and General Counsel
Timothy W. Still(10)..........      Senior Vice President
Edward T. Texeria(10).........      Senior Vice President
William T. Devanney, Jr.(10)..      Senior Vice President
Larry Winderman...............      Senior Vice President
Manda Ghaferi(1)..............      Vice President
Rodney A. Haviland(10)........      Vice President
Monica F. Suryapranata(10)....      Vice President
Ana Ure(10)...................      Vice President and Compliance Officer


--------

(1)    1 SunAmerica Center, Los Angeles, California 90067-6121

(2)    2919 Allen Parkway, Houston, Texas 77019

(3)    2727 A-Allen Parkway, Houston, Texas 77019

(4)    147 Warrenton Drive, Houston, Texas 77024

(5)    2929 Allen Parkway, Houston, Texas 77019

(6)    10816 Andora Avenue, Chatsworth, California 91311

(7)    180 Maiden Lane, New York, New York 10038

(8)    1685 Rico Place, Palos Verdes Estates, California 90274

(9)    One World Financial Center, 200 Liberty Street, New York, New York 10281

(10)   21650 Oxnard Street, Suite 750, Woodland Hills, California 91367-4901

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The United States Life Insurance Company in the City of New York ("Depositor"). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0001047469-11-001369, filed on February 23, 2012. Exhibit 21 is incorporated herein by reference.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of July 2, 2012, the number of Polaris Choice contracts funded by FS Variable Separate Account was 524 of which 251 were qualified contracts and 273 were non-qualified contracts.



As of July 2, 2012, the number of Polaris Choice III contracts funded by FS Variable Separate Account was 353 of which 144 were qualified contracts and 209 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION


Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

     SunAmerica Annuity and Life Assurance Company -- Variable Separate Account SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account One
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
     Two
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Four
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Five
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Seven
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Nine
     The United States Life Insurance Company in the City of New York -- FS Variable Separate Account
     The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account One
     The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account Two
     The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account Five
     Anchor Series Trust
     SunAmerica Series Trust
     SunAmerica Equity Funds
     SunAmerica Income Funds
     SunAmerica Focused Series, Inc.
     SunAmerica Money Market Funds, Inc.
     SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:

OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck.........   Director
James T. Nichols.........   Director, President & Chief Executive Officer
Stephen A. Maginn(1).....   Director, Chief Distribution Officer
Frank Curran.............   Vice President, Controller, Financial Operation
                            Principal and Chief Financial Officer, Treasurer
James D. Siegel..........   Chief Compliance Officer
John T. Genoy............   Vice President
Mallary L. Reznik(2).....   Vice President
Christine A. Nixon(2)....   Secretary
Virginia N. Puzon(2).....   Assistant Secretary


     --------

      * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

     (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.

     (2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6121.

(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The United States Life Insurance Company in the City of New York at its principal executive office located at One World Financial Center, 200 Liberty Street, New York, New York 10281 or at The United States Life Insurance Company in the City of New York's Administrative Offices located at 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367-4901.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

UNDERTAKINGS OF THE DEPOSITOR REGARDING GUARANTOR

During any time there are insurance obligations outstanding and covered by the guarantee issued by American Home Assurance Company ("American Home Guarantee Period") , filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent auditors of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

As of January 31, 2008 at 4:00 p.m. Eastern time (the "Point of Termination"), the American Home Guarantee was terminated for prospectively issued Contracts. The American Home Guarantee will not cover any Contracts with an issue date later than the Point of Termination. The American Home Guarantee will continue to cover Contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts are satisfied in full.

Effective as of 11:59 p.m. Eastern time, on December 31, 2011, First SunAmerica Life Insurance Company, an affiliate of The United States Life Insurance Company in the City of New York, merged with and into The United States Life Insurance Company in the City of New York. New York law provides for the continuation of guarantees for contracts and certificates issued prior to a merger. Therefore, the American Home Guarantee will continue to cover Contracts with a date of issue earlier than the Point of Termination.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, in the City of Los Angeles, and the State of California, on this 12th day of July, 2012.


                                        FS VARIABLE SEPARATE ACCOUNT
                                        (Registrant)

                                        By: THE UNITED STATES LIFE INSURANCE
                                            COMPANY
                                            IN THE CITY OF NEW YORK
                                            (On behalf of the Registrant and
                                            itself)

                                        By: /s/ DON W. CUMMINGS
                                            ------------------------------------
                                            DON W. CUMMINGS
                                            SENIOR VICE PRESIDENT AND
                                            CONTROLLER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----

MARY JANE B. FORTIN*                           Director                    July 12, 2012
-----------------------------
MARY JANE B. FORTIN

JANA W. GREER*                           Divisional President              July 12, 2012
-----------------------------       (Principal Executive Officer)
JANA W. GREER


BRUCE R. ABRAMS*                               Director                    July 12, 2012
-----------------------------
BRUCE R. ABRAMS


MICHAEL J. AKERS*                 Director, Executive Vice President       July 12, 2012
-----------------------------        and Chief Financial Officer
MICHAEL J. AKERS


DON W. CUMMINGS*                  Senior Vice President & Controller       July 12, 2012
-----------------------------
DON W. CUMMINGS


WILLIAM J. CARR*                               Director                    July 12, 2012
-----------------------------
WILLIAM J. CARR


WILLIAM J. KANE*                               Director                    July 12, 2012
-----------------------------
WILLIAM J. KANE


H. THOMAS MCMEEKIN*                            Director                    July 12, 2012
-----------------------------
H. THOMAS McMEEKIN


SCOTT H. RICHLAND*                             Director                    July 12, 2012
-----------------------------
SCOTT H. RICHLAND


R. LAWRENCE ROTH*                              Director                    July 12, 2012
-----------------------------
R. LAWRENCE ROTH


/s/ MANDA GHAFERI                          Attorney-in-Fact                July 12, 2012
-----------------------------
*MANDA GHAFERI

                                   SIGNATURES


American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 12th day of July, 2012.


                                        AMERICAN HOME ASSURANCE COMPANY

                                        BY: /s/ SEAN T. LEONARD
                                            ------------------------------------
                                            SEAN T. LEONARD
                                            CHIEF FINANCIAL OFFICER AND SENIOR
                                            VICE PRESIDENT

This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



           SIGNATURE                             TITLE                          DATE
           ---------                             -----                          ----

*PETER D. HANCOCK                        Chairman and Director              July 12, 2012
------------------------------
PETER D. HANCOCK


*PETER J. EASTWOOD                      Director, President and             July 12, 2012
------------------------------          Chief Executive Officer
PETER J. EASTWOOD


*SEAN T LEONARD                    Director, Chief Financial Officer        July 12, 2012
------------------------------         and Senior Vice President
SEAN T LEONARD


                                                Director                           , 2012
------------------------------
ALEXANDER R. BAUGH


*JAMES BRACKEN                                  Director                    July 12, 2012
------------------------------
JAMES BRACKEN


*JOHN Q. DOYLE                                  Director                    July 12, 2012
------------------------------
JOHN Q. DOYLE


*DAVID NEIL FIELDS                              Director                    July 12, 2012
------------------------------
DAVID NEIL FIELDS


*DAVID L. HERZOG                                Director                    July 12, 2012
------------------------------
DAVID L. HERZOG


*MONIKA MARIA MACHON                            Director                    July 12, 2012
------------------------------
MONIKA MARIA MACHON


*RALPH W. MUCERINO                              Director                    July 12, 2012
------------------------------
RALPH W. MUCERINO


*SID SANKARAN                                   Director                    July 12, 2012
------------------------------
SID SANKARAN


*CHRISTOPHER L. SPARRO                          Director                    July 12, 2012
------------------------------
CHRISTOPHER L. SPARRO


*MARK TIMOTHY WILLIS                            Director                    July 12, 2012
------------------------------
MARK TIMOTHY WILLIS


*BY:  /s/ SEAN T. LEONARD
      ------------------------
      SEAN T. LEONARD
      ATTORNEY-IN-FACT

                                  EXHIBIT INDEX


EXHIBIT NO.                                      DESCRIPTION
-----------                                      -----------
    (10)        Consents